Leases - Schedule of Lease Liabilities (Details) - Operating Lease [Member] - USD ($)	6 Months Ended	12 Months Ended
	Jun. 30, 2025	Dec. 31, 2024
Leases - Schedule of Lease Liabilities (Details) [Line Items]
Lease liabilities – current portion	$ 413,555	$ 108,526
Lease liabilities – non-current portion	585,199	10,231
Total	$ 1,068,754	$ 118,757
Weighted-average discount rate – operating leases	5.00%	5.00%
Short term lease cost	$ 100,009	$ 234,767